CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series A preferred shares CNY	Dec. 31, 2009 Series B preferred shares CNY
Revenues, net of business tax, value- added tax and related surcharges :
Lease and management services	$ 60,449	380,457	349,248	260,162
Management services	5,336	33,584	22,805	28,739
Other, net	5,733	36,084	17,471	3,535
Total net revenues	71,518	450,125	389,524	292,436
Cost of revenues:
Lease and management services	(20,927)	(131,710)	(93,771)	(60,937)
Amortization of acquired intangibles	(3,981)	(25,058)	(26,488)	(26,493)
Management services	(421)	(2,648)	(2,441)	(131)
Total cost of revenues	(25,329)	(159,416)	(122,700)	(87,561)
Gross profit	46,189	290,709	266,824	204,875
Operating expenses:
Selling expenses	(5,951)	(37,453)	(17,150)	(7,675)
General and administrative expenses	(12,810)	(80,628)	(66,789)	(29,821)
Asset impairment	(53,057)	(333,934)	(3,219)
Total operating expenses	(71,818)	(452,015)	(87,158)	(37,496)
Operating income (loss)	(25,629)	(161,306)	179,666	167,379
Interest expense (including related party amounts of RMB55, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively)	(1,025)	(6,454)	(7,448)	(6,891)
Foreign exchange losses, net	(1,744)	(10,975)	(5,436)	(213)
Gain from disposal of property, plant and equipment			543
Interest income	2,122	13,357	7,865	948
Other (expense) income	55	346	(399)
Income (loss) before income taxes	(26,221)	(165,032)	174,791	161,223
Income tax expenses	(7,360)	(46,320)	(43,873)	(36,396)
Net income (loss)	(33,581)	(211,352)	130,918	124,827
Accretion of contingently redeemable convertible preferred shares					(30,050)	(48,359)
Net income attributable to non-controlling interests	580	3,651	1,518
Net income (loss) attributable to ordinary shareholders	$ (34,161)	(215,003)	129,400	46,418
Income (loss) per share
Basic/Diluted	$ (0.24)	(1.51)	0.89	0.62
Weighted average number of ordinary shares outstanding:
Basic/Diluted	142,251,454	142,251,454	146,040,594	74,648,779